Loans receivable	12 Months Ended
Dec. 31, 2025
Disclosure Of Loans And Advances To Customers [Abstract]
Loans receivable
4.
Loans receivable

Loans receivable represent lines of credit advanced to customers in the normal course of business. The following table provides a breakdown of gross loans receivable and allowance for loan losses by aging bucket, which represents the Company's assessment of credit risk exposure and by their IFRS 9 – Financial Instruments expected credit loss measurement stage. Stage 3 gross loans receivable include net balances outstanding and still anticipated to be collected for loans previously charged off (December 31, 2025 - $3,517, December 31, 2024 - $3,472). These are carried in gross receivables at the net expected collectable amount with no associated allowance.

		As at December 31, 2025
Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	61,350	—	—	61,350
Lower risk	1-30 days past due	4,173	—	—	4,173
Medium risk	31-60 days past due	—	1,147	—	1,147
Higher risk	61-90 days past due	—	898	—	898
Non-performing	91+ days past due or bankrupt	—	—	10,064	10,064
	Gross loans receivable	65,523	2,045	10,064	77,632
	Allowance for loan losses	(9,481)	(1,634)	(5,867)	(16,982)
	Loans receivable, net	56,042	411	4,197	60,650

		As at December 31, 2024
Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	58,171	—	—	58,171
Lower risk	1-30 days past due	2,924	—	—	2,924
Medium risk	31-60 days past due	—	1,024	—	1,024
Higher risk	61-90 days past due	—	863	—	863
Non-performing	91+ days past due or bankrupt	—	—	9,714	9,714
	Gross loans receivable	61,095	1,887	9,714	72,696
	Allowance for loan losses	(7,088)	(1,336)	(5,652)	(14,076)
	Loans receivable, net	54,007	551	4,062	58,620

4. Loans receivable (Continued from previous page)

In determination of the Company’s allowance for loan losses, internally developed models are used to factor in credit risk related metrics, including the probability of defaults, the loss given default and other relevant risk factors. Management also considered the impact of key macroeconomic factors and determined that historic loan losses are mostly correlated with unemployment rate, inflation rate, bank prime rate and GDP growth rate. These macroeconomic factors were used to generate various forward-looking scenarios used in the calculation of allowance for loan losses. If management were to assign 100% probability to a pessimistic scenario forecast, the allowance for credit losses would have been $1,002 higher than the reported allowance for credit losses as at December 31, 2025 (December 31, 2024 – $1,404 higher). The following table provides a reconciliation of the allowance for loan losses:

	As at December 31, 2025
	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2025	7,088	1,336	5,652	14,076
Increase in allowance from new originations	3,699	—	—	3,699
Decrease in allowance from principal payments	(1,248)	13	(31)	(1,266)
Change in measurement of allowance	2,382	172	(56)	2,498
Re-measurement of transfers	(117)	1,409	14,065	15,357
Transfer to (from)
Stage 1 – 12-month ECLs	127	(118)	(9)	—
Stage 2 – Lifetime ECLs	(310)	311	(1)	—
Stage 3 – Lifetime ECLs	(2,140)	(1,489)	3,640	11
Gross charge-offs (excluding recoveries)	—	—	(17,393)	(17,393)
Balance as at December 31, 2025	9,481	1,634	5,867	16,982

	As at December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2024	6,445	1,266	4,844	12,555
Increase in allowance from new originations	2,676	—	—	2,676
Decrease in allowance from principal payments	(1,004)	9	(103)	(1,098)
Change in measurement of allowance	1,025	83	100	1,208
Re-measurement of transfers	(80)	1,188	14,518	15,626
Transfer to (from)
Stage 1 – 12-month ECLs	96	(96)	—	—
Stage 2 – Lifetime ECLs	(231)	232	(1)	—
Stage 3 – Lifetime ECLs	(1,839)	(1,346)	3,187	2
Gross charge-offs (excluding recoveries)	—	—	(16,893)	(16,893)
Balance as at December 31, 2024	7,088	1,336	5,652	14,076